Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases

NOTE 11 – LEASES

The Company leases real estate and equipment under cancelable and non-cancelable arrangements. The following table sets forth rent expense by business segment (in thousands):

	Year ended December 31,
	2013	2012	2011
Hospital division:
Buildings:
Ventas	$107,431	$101,831	$94,320
Other landlords	62,265	66,430	52,717
Equipment	32,491	32,119	28,717
	202,187	200,380	175,754
Nursing center division:
Buildings:
Ventas	49,414	47,668	45,819
Other landlords	38,666	36,368	36,030
Equipment	9,042	7,997	7,459
	97,122	92,033	89,308
Rehabilitation division:
Skilled nursing rehabilitation services:
Buildings	1,311	1,289	817
Equipment	3,415	4,153	5,567
	4,726	5,442	6,384
Hospital rehabilitation services:
Buildings	37	52	120
Equipment	69	88	108
	106	140	228
Care management division:
Buildings	4,513	2,754	1,199
Equipment	588	386	167
	5,101	3,140	1,366
Corporate:
Buildings	2,120	2,242	3,356
Equipment	164	187	144
	2,284	2,429	3,500
	$311,526	$303,564	$276,540

Various facility leases include contingent annual rent escalators based upon a change in the Consumer Price Index or other agreed upon terms such as a patient revenue test. These contingent rents are included in rent expense in the year incurred. The Company recorded contingent rent of $2.5 million, $1.3 million and $1.1 million for the years ended December 31, 2013, 2012 and 2011, respectively, including both continuing operations and discontinued operations.

NOTE 11 – LEASES (Continued)

Future minimum payments under non-cancelable operating leases are as follows (in thousands):

	Minimum payments
	Ventas	Other	Total
2014	$206,864	$100,063	$306,927
2015	174,415	88,643	263,058
2016	176,315	81,604	257,919
2017	178,262	65,290	243,552
2018	143,957	54,322	198,279
Thereafter	607,446	263,550	870,996

Ventas master lease agreements

At December 31, 2013, the Company leased from Ventas and its affiliates 38 TC hospitals and 105 nursing centers under five master lease agreements (as amended, the “Master Lease Agreements”). Included in the 105 nursing centers leased at December 31, 2013 are the 2013 Expiring Facilities, all of which have lease terms expiring on September 30, 2014. For accounting purposes, the 2013 Expiring Facilities qualify as assets held for sale and the Company has reflected the operating results as discontinued operations in the accompanying consolidated statement of operations for all historical periods.

There are several bundles of leased properties under each Master Lease Agreement, with each bundle containing approximately seven to 19 leased nursing centers and/or TC hospitals.

2012 lease renewals and expirations

Under the Master Lease Agreements, the Company had 73 nursing centers and 16 TC hospitals eligible for renewal prior to an April 30, 2013 lease expiration date. In April 2012, the Company renewed the leases for 19 nursing centers and six TC hospitals for an additional five years. In May 2012, the Company entered into a fifth Master Lease Agreement with Ventas to extend the lease term for ten years for ten TC hospitals that were otherwise scheduled to expire on April 30, 2013 (“Master Lease No. 5”).  These 19 nursing centers and 16 TC hospitals contain 2,178 licensed nursing center beds and 1,682 licensed hospital beds.

In addition, the Company did not renew 54 nursing centers that comprised the 2012 Expiring Facilities. The 2012 Expiring Facilities contained 6,140 licensed nursing center beds and generated revenues of approximately $475 million for the year ended December 31, 2012. The annual rent for these facilities approximated $57 million. The Company transferred the operations of all of the 2012 Expiring Facilities to new operators during 2013 and has accordingly reclassified the results of operations and losses associated with the 2012 Expiring Facilities to discontinued operations, net of income taxes, for all periods presented.

2013 lease renewals and expirations

Under the Master Lease Agreements, the Company had 86 nursing centers and 22 TC hospitals eligible for renewal prior to an April 30, 2015 lease expiration date. On September 30, 2013, the Company entered into an agreement with Ventas to renew the leases for 26 nursing centers and 22 TC hospitals (the “2013 Renewal Facilities”) as follows:

•

the leases for 15 nursing centers and three TC hospitals were renewed for an additional five year term effective May 1, 2015, with annual rents increasing by $4.0 million on October 1, 2014 and otherwise subject to rent escalators found in the original Master Lease Agreements; and

•

the leases for 11 nursing centers and 19 TC hospitals will be moved to an amended and restated Master Lease No. 5 (“Amended Master Lease No. 5”) and renewed for a 10 year, seven month term effective October 1, 2014, with annual rents under Amended Master Lease No. 5 increasing by $11.0 million on October 1, 2014 and otherwise subject to annual increases (up to a 4% cap) based on changes in the Consumer Price Index.

For accounting purposes, the Company began recording the additional rents for the 2013 Renewal Facilities over the new lease term on a straight-line basis beginning on October 1, 2013, the effective date of the agreements.

The 2013 Renewal Facilities contain 3,134 licensed nursing center beds and 1,753 licensed hospital beds and generated revenues of approximately $811 million for the year ended December 31, 2013.  The current aggregate annual rent, before the rent increases noted above, for the 2013 Renewal Facilities approximates $79 million.

NOTE 11 – LEASES (Continued)

2013 lease renewals and expirations (Continued)

On September 30, 2013, the Company also entered into agreements for the 2013 Expiring Facilities. The current lease term for the Renewal Facilities and the 2013 Expiring Facilities was scheduled to expire in April 2015. Under the terms of the agreements, the lease term for the 2013 Expiring Facilities will now expire on September 30, 2014. The September agreement with Ventas also provided for (1) more flexibility to Ventas to accelerate the transfer of the 2013 Expiring Facilities, (2) a $20 million payment by us to Ventas as part of this transaction that is recorded as an early lease termination charge (rent expense) in discontinued operations in 2013, and (3) the settlement of other matters between the parties.

The 2013 Expiring Facilities contain 7,070 licensed beds and generated revenues of approximately $514 million for the year ended December 31, 2013.  The current aggregate annual rent for the 2013 Expiring Facilities approximates $60 million.

Except as noted below, the terms of Amended Master Lease No. 5 are substantially similar to the terms of the other Master Lease Agreements.

Renewals

Following the exit of the 2013 Expiring Facilities, the Company will lease 45 nursing centers and 38 TC hospitals from Ventas within eight separate renewal bundles.  Except as noted below, each bundle may be renewed for at least one five-year renewal term, provided notice of renewal is provided between 12 and 18 months prior to the expiration of the lease term.  The following chart sets forth the current lease renewals under the existing Master Lease Agreements:

				Facility renewals
Renewal group	Master lease	Expiration date	Renewal date	Nursing centers	TC hospitals	Renewal bundles
Group 1	1, 2, 4	April 30, 2018	October 31, 2016 – April 29, 2017	19	6	3
Group 2	1, 2	April 30, 2020	October 31, 2018 – April 29, 2019	15	3	2
Group 3	5	April 30, 2023	October 31, 2021 – April 29, 2022	−	10	1
Group 4	5	April 30, 2025	October 31, 2023 – April 29, 2024	11	19	2

Conditions to effectiveness of renewals

The Company may not extend the Master Lease Agreements beyond any previously exercised renewal term if, at the time the Company seeks such extension and at the time such extension takes effect: (1) an event of default has occurred and is continuing or (2) a Medicare/Medicaid event of default and/or a licensed bed event of default has occurred and is continuing with respect to one, two or three leased properties, depending on the number of leased properties under a particular Master Lease Agreement. The renewal term of each Master Lease Agreement is subject to termination upon default by the Company and certain other conditions described in the Master Lease Agreements.

Under each Master Lease Agreement, an event of default will be deemed to occur if, among other things, an event of default arises from the Company’s failure to pay principal or interest on any indebtedness exceeding $50 million or the maturity of any indebtedness exceeding $50 million is accelerated.

Rent appraisal process and the Company’s right to revoke such renewals

Under the Master Lease Agreements, if the Company provides Ventas with notice that the Company intends to renew one or more renewal bundles, Ventas may then initiate an appraisal process to establish a new fair market rental (as defined in the Master Lease Agreements) (“FMR”) for any or all of these bundles.

Under the appraisal process, an independent appraiser determines the FMR for each renewal bundle and each property within such renewal bundle. Once FMR is determined, the appraiser sends to both parties simultaneously the aggregate FMR for such renewal bundle and the FMR for each property within the bundle. Ventas, in its sole discretion, then determines whether: (1) to accept the appraised FMR for the renewal bundle in the aggregate or (2) make no changes to the current base rent and contingent annual rent escalator for the renewal bundle. If Ventas selects the new FMR for a renewal bundle, then the new FMR would become effective at the start of the renewal term unless the Company elects to revoke its renewal by the applicable deadline set forth in the Master Lease Agreements.

NOTE 11 – LEASES (Continued)

Rent appraisal process and the Company’s right to revoke such renewals (Continued)

The determination of FMR requires certain levels of subjectivity and judgment related to the many variables that may be considered under the circumstances. As a result, it is important for investors to consider the possibility of a wide range of outcomes with respect to the appraisal process.